Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
Significant Accounting Policies and Recent Accounting Pronouncements:
A discussion
of the
Company’s significant
accounting policies
can be
found in
Note 2
to the
Company’s
Consolidated
Financial
Statements
included
in
the
Annual
Report
on
Form
20-F
for
the
year
ended
December
31,
2025.
There
have
been
no
material
changes
to
these
policies
in
the
six
months
ended
June 30, 2026, except for as discussed below:
Nonrevolving Loan Commitment Fees
During
the
six
months
ended
June
30,
2026,
the
Company
adopted
a
change
in
its
accounting
policy
related to
loan commitment
fees. Previously,
loan commitment
fees were
expensed as
incurred or
were
capitalized as
part of the
vessels' construction cost.
Under the
new policy,
in accordance with
ASC 310-
20-25-11,
commitment
fees
are
deferred
until
the
debt
is
drawn
and
are
subsequently
presented
as
a
contra-liability to the debt and amortized using the effective interest method.
Management
believes
that
this
change
results
in
a
more
appropriate
presentation
of
the
Company’s
financial position and results of operations.
The Company applied this change prospectively from the date of adoption, as the impact of the change in
accounting policy on the Company’s consolidated financial statements for prior periods was not material.
New Accounting Pronouncements
In
May
2026, the
FASB
issued
Accounting
Standards Update
No.
2026-02,
Environmental Credits
and
Environmental
Credit
Obligations
(Topic
818),
which
establishes
guidance
for
the
recognition,
measurement,
presentation
and
disclosure
of
environmental
credits
and
related
environmental
credit
obligations.
The
amendments
are
effective
for
annual
reporting
periods
beginning
after
December
15,
2027, including
interim periods
within those
annual reporting
periods, with
early adoption
permitted, and
are
required
to
be
applied retrospectively.
The
Company
is
currently
evaluating the
impact
of
adopting
this guidance on its consolidated financial statements and related disclosures.